U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



August 8, 2002

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: Professionally Managed Portfolios (the "Trust") File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the, Duncan-Hurst Aggressive Growth Fund, the Duncan-Hurst Large Cap Growth 20 Fund, the Duncan-Hurst Technology Fund, and the Duncan-Hurst International Growth Fund (the "Funds"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated July 30, 2002 and filed electronically as Post-Effective Amendment No. 140 to the Fund's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5026.


Sincerely,

/s/ Michael W. Zielinski

Michael W. Zielinski, Esq.